FVM - Movements of level 3 instruments - Assets (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	$ 0.1
Balance at the end of period	0.1
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.9
Balance at the end of period	0.9
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.8
Balance at the end of period	0.8
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1.6
Balance at the end of period	1.6
Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	2.3	$ 2.3
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.2)	0.0
Purchases	0.3	0.3
Sales	(1.3)	(0.8)
Issuances	1.0	0.4
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.1	0.2
Transfers out of Level 3	(0.3)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	1.9	2.1
Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.0	0.0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.0	0.0
Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.6	0.8
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.2	0.1
Sales	(0.1)	(0.1)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.7	0.8
Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1.4	1.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.0	0.1
Sales	(1.2)	(0.5)
Issuances	1.0	0.4
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.2)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	1.0	1.0
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1.1	1.8
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.5	(0.2)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.6	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.5	0.5
Settlements	(0.4)	(0.4)
Transfers into Level 3	0.2	0.0
Transfers out of Level 3	(0.2)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	1.8	1.5
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.5	0.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.1	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.0
Settlements	(0.1)	(0.1)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.1)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.4	0.3
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.4	0.9
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.3	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.3	0.1
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.2	0.3
Settlements	(0.2)	(0.4)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.7	0.8
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.2	0.3
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.1	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.2	0.1
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.6	0.3
Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	4.2	3.9
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.1	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	0.1
Purchases	0.6	0.7
Sales	(0.6)	(0.3)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.1
Transfers out of Level 3	(0.1)	(0.0)
Foreign currency translation	(0.1)	0.0
Balance at the end of period	4.2	4.5
Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.9	0.9
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.5	0.4
Sales	(0.2)	(0.1)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	1.0	1.1
Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0.7	0.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.1
Purchases	0.0	0.1
Sales	(0.1)	(0.1)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.7	0.6
Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1.6	1.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.1	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	$ 1.6	$ 1.6